UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22970

Nuveen Dow 30SM Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DIAX

Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments	September 30, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.4%

	COMMON STOCKS – 99.3%

	Aerospace & Defense – 11.3%

196,000	Boeing Company, (2)	$49,825,160
196,000	United Technologies Corporation, (2)	22,751,680
	Total Aerospace & Defense	72,576,840

	Banks – 2.9%

196,000	JPMorgan Chase & Co.	18,719,960

	Beverages – 1.4%

196,000	Coca-Cola Company	8,821,960

	Capital Markets – 7.2%

196,000	Goldman Sachs Group, Inc.	46,489,240

	Chemicals – 2.1%

196,000	DowDuPont, Inc.	13,569,080

	Communications Equipment – 1.0%

196,000	Cisco Systems, Inc.	6,591,480

	Consumer Finance – 2.8%

196,000	American Express Company, (2)	17,730,160

	Diversified Telecommunication Services – 1.5%

196,000	Verizon Communications Inc., (2)	9,700,040

	Food & Staples Retailing – 2.4%

196,000	Wal-Mart Stores, Inc., (2)	15,315,440

	Health Care Providers & Services – 6.0%

196,000	UnitedHealth Group Incorporated, (2)	38,386,600

	Hotels, Restaurants & Leisure – 4.8%

196,000	McDonald’s Corporation	30,709,280

	Household Products – 2.8%

196,000	Procter & Gamble Company	17,832,080

	Industrial Conglomerates – 7.1%

196,000	3M Co.	41,140,400
196,000	General Electric Company	4,739,280
	Total Industrial Conglomerates	45,879,680

	Insurance – 3.7%

196,000	Travelers Companies, Inc.	24,013,920

	IT Services – 7.6%

196,000	International Business Machines Corporation, (2)	28,435,680
196,000	Visa Inc., Class A, (2)	20,627,040
	Total IT Services	49,062,720

	Machinery – 3.8%

196,000	Caterpillar Inc., (2)	24,443,160

NUVEEN	1

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

Shares	Description (1)				Value

	Media – 3.0%

196,000	Walt Disney Company				$19,319,720

	Oil, Gas & Consumable Fuels – 6.1%

196,000	Chevron Corporation, (2)				23,030,000
196,000	Exxon Mobil Corporation				16,068,080
	Total Oil, Gas & Consumable Fuels				39,098,080

	Pharmaceuticals – 7.0%

196,000	Johnson & Johnson				25,481,960
196,000	Merck & Company Inc.				12,549,880
196,000	Pfizer Inc.				6,997,200
	Total Pharmaceuticals				45,029,040

	Semiconductors & Semiconductor Equipment – 1.2%

196,000	Intel Corporation				7,463,680

	Software – 2.3%

196,000	Microsoft Corporation				14,600,040

	Specialty Retail – 5.0%

196,000	Home Depot, Inc.				32,057,760

	Technology Hardware, Storage & Peripherals – 4.7%

196,000	Apple, Inc., (2)				30,207,520

	Textiles, Apparel & Luxury Goods – 1.6%

196,000	Nike, Inc., Class B				10,162,600
	Total Common Stocks (cost $332,083,071)				637,780,080

Shares	Description (1), (3)				Value

	EXCHANGE-TRADED FUNDS – 2.1%

59,030	SPDR Dow Jones Industrial Average ETF Trust				13,212,095
	Total Exchange-Traded Funds (cost $13,004,820)				13,212,095
	Total Long-Term Investments (cost $345,087,891)				650,992,175

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	REPURCHASE AGREEMENTS – 0.0%

$227	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $227,130, collateralized by $235,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $234,593	0.120%	10/02/17	N/A	$227,128

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8%

5,000	U.S. Treasury Bills	0.000%	1/18/18	AAA	4,984,818
$5,227	Total Short-Term Investments (cost $5,210,619)				5,211,946
	Total Investments (cost $350,298,510) – 102.2%				656,204,121
	Other Assets Less Liabilities – (2.2)% (5)				(14,144,712)
	Net Assets – 100%				$642,059,409

2	NUVEEN

Investments in Derivatives as of September 30, 2017

Options Purchased

Call Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
CBOE Volatility Index®	200	$260,000	$13	10/18/17	$13,000
CBOE Volatility Index®	200	240,000	12	10/18/17	18,000
iShares Silver Trust®	400	640,000	16	10/20/17	6,200
Total Call Options Purchased (premiums paid $57,017)	800	$1,140,000			$37,200

Put Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	55	$13,475,000	$2,450	10/20/17	$22,000
Total Put Options Purchased (premiums paid $48,512)	55	$13,475,000			$22,000

Options Written

Call Options

Description (6)	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
CBOE Volatility Index®	(200)	$(320,000)	$16	10/18/17	$(7,000)
NASDAQ 100® Index	(22)	(13,200,000)	6,000	10/20/17	(115,170)
S&P 500® Index	(1,354)	(338,500,000)	2,500	10/20/17	(3,818,280)
Total Call Options Written (premiums received $2,841,725)	(1,576)	$(352,020,000)			$(3,940,450)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). .
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	3

DIAX	Nuveen Dow 30 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	September 30, 2017 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$637,780,080	$—	$—	$637,780,080
Exchange-Traded Funds	13,212,095	—	—	13,212,095

Short-Term Investments:
Repurchase Agreements	—	227,128	—	227,128
U.S. Government and Agency Obligations	—	4,984,818	—	4,984,818

Investments in Derivatives:
Options Purchased	59,200	—	—	59,200
Options Written	(3,940,450)	—	—	(3,940,450)
Total	$647,110,925	$5,211,946	$—	$652,322,871

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$350,514,199
Gross unrealized:
Appreciation	$308,194,076
Depreciation	(2,504,154)
Net unrealized appreciation (depreciation) of investments	$305,689,922

Tax cost of options purchased	$59,200
Net unrealized appreciation (depreciation) on options purchased	$—

Tax cost of options written	$(3,940,450)
Net unrealized appreciation (depreciation) on options written	$—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

N/A	Not applicable.

4	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Dow 30SM Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017